Line of Credit (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Oct. 09, 2019
Line of credit term	1 year		1 year
Line of credit interest rate	9.72%		9.72%
Penalty interest	11.72%		11.72%
Line of credit facility interest expense	$ 520,694	$ 91,253	$ 1,022,024	$ 293,495
Short term line of credit			$ 0	$ 24,483
Orbsat Satcom Corp [Member] | Short Term Loan Agreement [Member]
Line of credit					$ 29,000